Distribution of Income Tax Charge by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Provision for income taxes	$ 39,311	$ 30,248	$ 18,053
Ireland
Segment Reporting Information [Line Items]
Provision for income taxes	21,795	18,384	11,073
Rest Of Europe
Segment Reporting Information [Line Items]
Provision for income taxes	8,007	2,855	(7)
United States
Segment Reporting Information [Line Items]
Provision for income taxes	3,580	4,860	5,072
Other
Segment Reporting Information [Line Items]
Provision for income taxes	$ 5,929	$ 4,149	$ 1,915